Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity at Dec. 10, 2006				$ 0
Shares Issued at Dec. 10, 2006				0
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation		23,000		23,000
Stock-based compensation expense				0
Net Income (Loss)			(482)	(482)
Stockholders' Equity at Jul. 31, 2007	5,000	23,000	(482)	27,518
Shares Issued at Jul. 31, 2007	50,000,000			50,000,000
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation				0
Stock-based compensation expense				0
Net Income (Loss)			(32,423)	(32,423)
Stockholders' Equity at Jul. 31, 2008	5,000	23,000	(32,905)	(4,905)
Shares Issued at Jul. 31, 2008	50,000,000			50,000,000
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation				0
Stock-based compensation expense				0
Net Income (Loss)			(21,664)	(21,664)
Stockholders' Equity at Jul. 31, 2009	5,000	23,000	(54,569)	(26,569)
Shares Issued at Jul. 31, 2009	50,000,000			50,000,000
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation				0
Stock-based compensation expense				0
Net Income (Loss)			(64,124)	(64,124)
Stockholders' Equity at Jul. 31, 2010	5,000	23,000	(118,693)	(90,693)
Shares Issued at Jul. 31, 2010	50,000,000			50,000,000
Stock Issued During Period, Value, Stock Options Exercised				0
Stock Issued During Period, Shares, Stock Options Exercised				0
Adjustments to Additional Paid in Capital, Tax Effect from Share-based Compensation				0
Stock-based compensation expense				0
Net Income (Loss)	(113,969)	(113,969)	(113,969)	(113,969)
Stockholders' Equity at Jul. 31, 2011	$ 5,000	$ 23,000	$ (232,662)	$ (204,662)
Shares Issued at Jul. 31, 2011	50,000,000			50,000,000